Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Amounts due from export agent	[1]	$ 28,385
Prepaid expenses, net	[2]	12,094	9,062
Loan to third parties	[3]	7,000	7,000
Deductible input VAT	[4]	2,861	1,186
Advance to a third-party individual	[5]	1,159	2,000
Deposit		1,385	1,495
Advance to staff		770	165
Receivable from a third party	[6]		3,800
Others		230	14
Less: allowance for expected credit losses		(20,182)		$ (466)	$ (466)
Prepaid expenses and other current assets, net		$ 33,702	$ 24,722

[1]	In April 2023, NWTN Zhejiang entered into a vehicle sales agreement with Jizhida’an (Jinhua) Technology Co., Ltd (the “Jizhida’an”), pursuant to which the vehicles being sold would be transferred to China National Vehicles IMP. & EXP. Co., Ltd, a third party export agent (the “Vehicles IMP. & EXP”), and be purchased by FZCO through another vehicle sales agreement. These sales agreements were procedural in nature, in order to facilitate the process of vehicles exportation from Mainland China to the Group’s factory in the UAE. In this regard, the Group did not recognize revenue or cost. In addition, the transaction price would be separately settled under each agreement, therefore, the Group recognized the receivables from Jizhida’an in prepaid expenses and other current assets and payables to Vehicles IMP. & EXP in accrued expenses and other current liabilities. The agreement has been executed as of the issuance of the consolidated financial statements.
[2]	Prepaid expenses primarily consisted of directors’ and officers’ insurance expenses to be amortized within a year and prepaid commission expenses for financing and marketing services, advance payment for the potential investment or acquisition as of December 31, 2023 and 2022. As of December 31, 2023, the Group recorded expected credit losses for the prepaid expenses of US$11.2 million based on the management’ estimation of the recoverability, considering the suspension of certain business operations and the uncertainty regarding the ability to reclaim the prepaid expenses.
[3]	In November and December 2022, the Group provided an interest-free loan of US$6.0 million to a third party, and an interest-free loan of US$1.0 million to a shareholder who held a 4.3% equity interests in NWTN could not significantly influence the Group thus was considered as a third party as of December 31, 2023, respectively, for their ordinary operations. These loans would be due in October through December 2023 but extended for up to another 12 months. As of December 31, 2023, the Group recorded expected credit losses for the receivables of US$7.0 million based on the management’ estimation of the collectability of the receivables from the third party.
[4]	Deductible input VAT will be expected to be utilized in the future, and there is no expiry of the deductible input VAT as per the country's jurisdiction.
[5]	In November 2022, the Group engaged a shareholder, who held a 0.4% equity interest of NWTN could not significantly influence the Group thus was considered as a third party as of December 31, 2023 and is experienced in investing and financing for investment and financing consulting, for the period from January 2023 to January 2024. In November 2022, the Group paid an amount of US$2 million to this individual as prepayment, which would be expensed as the services are provided to the Group. During the year ended December 31, 2023, the Group recognized consulting expenses of US$0.8 million. As of December 31, 2023, the Group recorded expected credit losses of US$1.2 million based on the management’ estimation of the recoverability of the receivables from the third-party individual.
[6]	In December 2022, the Group engaged a third party for marketing services with a total consideration of US$6.0 million. The Group initially remitted US$3.8 million to the account designated by the third party. However, subsequently, the third party requested a change of the receiving account. Consequently, in January 2023, the third party refunded the original payment to the Group, and the Group then made the payment again to the new account designated by the third party. As of December 31, 2023, this consideration with the amount of US$3.8 million was included in prepaid expenses as the related expenses did not incur.